Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 3,580	$ 3,224
Other comprehensive income (loss), net of tax
Unrealized holding (losses) on available-for-sale securities during the period, net of benefits of (159) and $(17) for each respective period	(310)	(32)
Reclassification adjustment for realized gains on available-for-sale securities included in net income, net of tax of $(11)	0	(21)
Change in funded status of defined benefit plan, net of taxes of $22 and (benefits) of $(83) for each respective period	42	(158)
Amortization of prior service included in net periodic pension expense, net of tax (benefits) of $(30) and $(30) for each respective period	(59)	(59)
Amortization of net loss included in net periodic pension cost, net of tax of $27 and $16 for each respective period	54	32
Comprehensive income	$ 3,307	$ 2,986